Changes in liabilities arising from financing activities - Summary of changes in liabilties arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities [line items]
Opening balance	€ 109,719	€ 99,208
Cashflows:
Additions	93,690	88,276
Redemptions / Disposals	(84,230)	(78,900)
Non cash changes:
Amortisation	357	42
Other	285	43
Changes in unrealised revaluations	(9,127)	(2,336)
Foreign exchange movement	2,185	3,386
Closing balance	112,878	109,719
Debt securities in issue
Changes in liabilities arising from financing activities [line items]
Opening balance	91,784	82,065
Cashflows:
Additions	92,707	85,113
Redemptions / Disposals	(82,844)	(76,150)
Non cash changes:
Amortisation	312	1
Other	39	(92)
Changes in unrealised revaluations	(7,658)	(1,923)
Foreign exchange movement	1,577	2,771
Closing balance	95,918	91,784
Subordinated Loans
Changes in liabilities arising from financing activities [line items]
Opening balance	16,715	15,805
Cashflows:
Additions	983	3,163
Redemptions / Disposals	(1,090)	(2,449)
Non cash changes:
Amortisation	30	27
Other	7	(26)
Changes in unrealised revaluations	(1,470)	(414)
Foreign exchange movement	611	609
Closing balance	15,786	16,715
Lease liabilities
Changes in liabilities arising from financing activities [line items]
Opening balance	1,220	1,339
Cashflows:
Redemptions / Disposals	(296)	(301)
Non cash changes:
Amortisation	15	14
Other	239	161
Changes in unrealised revaluations
Foreign exchange movement	(4)	6
Closing balance	€ 1,174	€ 1,220